RESTATEMENT (Disclosure of statement of financial position) (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Exploration and evaluation assets	$ 7,000,000	$ 7,000,000
Total non-current assets	15,335,867	13,025,421
Total assets	33,288,876	44,984,520
Deficit	(66,198,308)	(52,179,246)
Total shareholders' equity	30,384,202	41,549,061	$ 27,462,288
Total shareholders' equity and liabilities	$ 33,288,876	44,984,520
As Previously Reported [Member]
Exploration and evaluation assets		0
Total non-current assets		6,025,421
Total assets		37,984,520
Deficit		(59,179,246)
Total shareholders' equity		34,549,061
Total shareholders' equity and liabilities		37,984,520
Adjustments [Member]
Exploration and evaluation assets		7,000,000
Total non-current assets		7,000,000
Total assets		7,000,000
Deficit		7,000,000
Total shareholders' equity		7,000,000
Total shareholders' equity and liabilities		$ 7,000,000